Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2023
Marketable Securities [Abstract]
Schedule of marketable securities	The Company acquired equity securities listed in Hong Kong Securities Exchange.
	March 31,
	2022	2023
Cost	$24,096	$24,292

Market value	$24,499	$20,722